S000091873 [Member] Expense Example - Parnassus International Equity Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	1,265
Expense Example, with Redemption, 5 Years	2,418
Expense Example, with Redemption, 10 Years	5,236
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,871
Expense Example, with Redemption, 10 Years	$ 4,198